Trade and other receivables (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	$ 444,648,314	$ 387,669,016
Non Current Trade Receivables Gross
Current trade receivables	436,862,619	379,917,711
Non-current trade receivables
Other current receivables	69,848,554	66,569,042
Other non-current receivables	5,966,414	3,313,742
Trade and other current receivables	506,711,173	446,486,753
Trade and other non-current receivables	5,966,414	3,313,742
Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	69,848,554	66,569,042
Other non-current receivables	5,966,414	3,313,742
Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(7,785,695)	(7,751,305)
Non Current Trade Receivables Gross
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	237,369,286	230,066,689
Non Current Trade Receivables Gross
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	138,558,576	96,340,285
Non Current Trade Receivables Gross
Wines Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	68,720,452	61,262,042
Non Current Trade Receivables Gross